Statement of changes in equity (Statement) - BRL (R$) R$ in Thousands	Total	Total controlling shareholders' equity	Share Capital	Capital reserves	Treasury shares	Profit reserves	Accumulated other comprehensive income	Retained earnings	Non-controlling interest
Equity at beginning of period at Dec. 31, 2022	R$ 33,166,365	R$ 33,061,032	R$ 9,235,546	R$ 18,425	R$ (2,120,324)	R$ 24,207,869	R$ 1,719,516		R$ 105,333
Net income (loss) for the year	14,106,381	14,084,848						R$ 14,084,848	21,533
Other comprehensive income (loss)	(80,515)	(80,515)					(80,515)
Interest on own capital	(1,500,000)	(1,500,000)						(1,500,000)
Transactions with non-controlling interests	(9,336)								(9,336)
Share repurchase	(880,914)	(880,914)			(880,914)
Unclaimed dividends forfeited					1,517,224	(1,517,224)
Stock options granted	8,319	8,319		8,319
Constitution of reserves						12,685,553		(12,685,553)
Realization of deemed cost, net of taxes							(100,705)	100,705
Equity at end of period at Dec. 31, 2023	44,810,300	44,692,770	9,235,546	26,744	(1,484,014)	35,376,198	1,538,296		117,530
Net income (loss) for the year	(7,044,706)	(7,074,198)						(7,074,198)	29,492
Other comprehensive income (loss)	(110,115)	(110,115)					(110,115)
Interest on own capital	(2,500,000)	(2,500,000)				(2,500,000)
Transactions with non-controlling interests	(15,716)								(15,716)
Share repurchase	(2,806,764)	(2,806,764)			(2,806,764)
Unclaimed dividends forfeited	1,300	1,300			2,903,787	(2,903,787)		1,300
Stock options granted	81,276	81,276		81,276
Constitution of reserves						321,671		(321,671)
Realization of deemed cost, net of taxes							(79,385)	79,385
Stock options exercised				(47,794)	47,794
Loss Absorption						(7,315,184)		7,315,184
Increase/decrease in issued capital			10,000,000
Increase Decrease Through Othe rEquity Movements						(10,000,000)
Equity at end of period at Dec. 31, 2024	32,415,575	32,284,269	19,235,546	60,226	(1,339,197)	12,978,898	1,348,796		131,306
Net income (loss) for the year	13,437,687	13,408,189						13,408,189	29,498
Other comprehensive income (loss)	(343,918)	(343,918)					(343,918)
Transactions with non-controlling interests	(5,375)								(5,375)
Share repurchase	(191,918)	(191,918)			(191,918)
Unclaimed dividends forfeited	566	566						566
Stock options granted	45,642	45,642		45,642
Constitution of reserves						12,139,336		(12,139,336)
Realization of deemed cost, net of taxes							(116,209)	116,209
Stock options exercised	(5,157)	(5,157)		(25,126)	19,969
Minimum mandatory dividends	(1,391,129)	(1,385,628)						R$ (1,385,628)	(5,501)
Additional dividends	(9,800)								(9,800)
Increase (decrease) through other changes, equity			5,000,000			(5,000,000)
Equity at end of period at Dec. 31, 2025	R$ 43,952,173	R$ 43,812,045	R$ 24,235,546	R$ 80,742	R$ (1,511,146)	R$ 20,118,234	R$ 888,669		R$ 140,128